Equity - Cancellation of treasury shares (Details) - Cancellation Of Treasury Shares [Member] - USD ($) $ in Millions	1 Months Ended				12 Months Ended
	Sep. 16, 2022	Jul. 28, 2022	Feb. 24, 2022	Sep. 16, 2021	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of shares held in treasury cancelled		220,150,800	133,418,347	152,016,372	353,569,147	152,016,372
Treasury shares carrying amount	$ 2,401	$ 3,786	$ 2,830		$ 6,616	$ 2,401